Benefits offered to employees (Details 5)	12 Months Ended
Dec. 31, 2024
Actuarial assumption of discount rates [member] | Health Cares [Member]
IfrsStatementLineItems [Line Items]
Premise change	1.00%
Premise increase	28.00%
Premise reduction	33.00%
Actuarial assumption of discount rates [member] | Country Of Europe [Member]
IfrsStatementLineItems [Line Items]
Premise change	0.25%
Premise increase	(7.00%)
Premise reduction	7.00%
Actuarial assumption of discount rates [member] | Country Of Netherlands [Member]
IfrsStatementLineItems [Line Items]
Premise change	0.25%
Premise reduction	4.00%
Actuarial assumption of expected rates of pension increases [member] | Health Cares [Member]
IfrsStatementLineItems [Line Items]
Premise change	1.00%
Premise increase	(8.00%)
Premise reduction	(8.00%)
Actuarial assumption of expected rates of pension increases [member] | Country Of Europe [Member]
IfrsStatementLineItems [Line Items]
Premise change	0.25%
Premise increase	5.00%
Premise reduction	(5.00%)
Actuarial assumption of expected rates of pension increases [member] | Country Of Netherlands [Member]
IfrsStatementLineItems [Line Items]
Premise change	0.25%
Actuarial assumption of life expectancy after retirement [member] | Health Cares [Member]
IfrsStatementLineItems [Line Items]
Premise change	1.00%
Premise increase	41.00%
Premise reduction	(34.00%)
Actuarial assumption of life expectancy after retirement [member] | Country Of Europe [Member]
IfrsStatementLineItems [Line Items]
Premise increase	5.00%
Premise reduction	(5.00%)
Life expectancy	1 year
Actuarial assumption of life expectancy after retirement [member] | Country Of Netherlands [Member]
IfrsStatementLineItems [Line Items]
Life expectancy	1 year